ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-9704 WWW.ROPESGRAY.COM

Adam D. Rossetti
BY EDGAR	212-841-8885
646-728-1633 fax
May 28, 2010	adam.rossetti@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:                               Stone Harbor Investment Funds (Registration Nos. 333-141345 and 811-22037)

Ladies and Gentlemen:

On behalf of Stone Harbor Investment Funds (the “Registrant”), we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 4 to the Registrant’s Registration Statement under the Securities Act, and Amendment No. 6 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment relates to the Institutional Class and Distributor Class shares of each series of the Registrant, including Stone Harbor Local Markets Fund, a new series of the Registrant.  The Registrant is filing the Amendment to (i) update financial information contained in the Registration Statement, (ii) respond to comments given to us by Mr. Keith O’Connell, the Registrant’s Securities and Exchange Commission reviewer, and (iii) update certain other information.  It is intended that the Amendment become effective on June 1, 2010, pursuant to paragraph (b) of Rule 485 under the Securities Act.  The Amendment is marked to show changes effected in the Registration Statement by the Amendment.

The Amendment does not contain any disclosure that, in our view, would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Please direct any comments or questions on the Amendment to the undersigned at (212) 841-8885 or, in my absence, to Michael Doherty at (212) 497-3612.

Regards,

/s/ Adam D. Rossetti

Adam D. Rossetti

Cc:	Adam J. Shapiro, Esq.
John M. Loder, Esq.
Michael G. Doherty, Esq.